Tomorrow Funds
                         R E T I R E M E N T   T R U S T

                         A Lifecycle Retirement Program




                                 Annual Report
                               DECEMBER 31, 1998




                       TOMORROW LONG-TERM RETIREMENT FUND
                      TOMORROW MEDIUM-TERM RETIREMENT FUND
                       TOMORROW SHORT-TERM RETIREMENT FUND

TOMORROW FUNDS RETIREMENT TRUST

Table of Contents

Average Annual Total Returns ..............................................    2
Ten Largest Holdings ......................................................    4
Schedules of Investments:
Tomorrow Long-Term Retirement Fund ........................................    5
Tomorrow Medium-Term Retirement Fund ......................................    9
Tomorrow Short-Term Retirement Fund .......................................   13
Statements of Assets and Liabilities ......................................   16
Statements of Operations ..................................................   17
Statements of Changes in Net Assets .......................................   18
Notes to Financial Statements .............................................   19
Financial Highlights ......................................................   26
Independent Auditors' Report ..............................................   27

TOMORROW FUNDS RETIREMENT TRUST

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998

The Funds blended allocation of equities and fixed income securities lagged their benchmarks for the year. This was primarily due to the performance realized by the equity investments through a particularly difficult time period for our specific investment style.

The Funds began neutral to the benchmark asset allocation at the beginning of the year but moved to an underweight exposure relative to the equity targets at the end of the second quarter. Into the beginning of the fourth quarter, the allocations were again increased to be benchmark neutral, which is where they remain.

Equity performance was compromised by the strong role that valuations play in our stock selection process in a year that penalized the more value-oriented issues. The fourth quarter saw a strong turnaround in this phenomenon that still continues. Spreads on non-treasury fixed income securities widened significantly in the summer, but have since tightened helping performance in the Funds.





Graph depicted here shows the comparison of a $10,000 investment between Tomorrow Funds Medium Term Fund and the Benchmark for the period March 7, 1996 through December 1998.


        MEDIUM TERM         MEDIUM TERM
DATE       FUND             BENCHMARK
----       ----             ---------
3/96    $ 10,000            $ 10,000
6/96      10,200              10,234
12/96     10,890              11,051
6/97      11,847              12,376
12/97     12,952              13,661
6/98      14,123              15,115
12/98     15,015              16,123

--------------------------------------------------------------------------------
                                             ONE      FROM
                                             YEAR     INCEPTION*
                                             ----     ----------
Tomorrow Medium-Term Institutional ........  16.36%   16.15%
Tomorrow Medium-Term Adviser ..............  15.94%   15.52%

Benchmark (a) .............................  17.69%   18.45%

(a) 40% S&P 500 Index, 40% Lehman Gov't Corp. Index, 10% S&P 400 Index,5% Russell 2000 Index, 5% EAFE Index
--------------------------------------------------------------------------------



Graph depicted here shows the comparison of a $10,000 investment between Tomorrow Funds Long Term Fund and the Benchmark for the period March 7, 1996 through December 1998.

        LONG TERM           LONG TERM
DATE       FUND             BENCHMARK
----       ----             ---------
3/96    $ 10,000            $ 10,000
6/96      10,245              10,285
12/96     10,909              11,101
6/97      12,191              12,479
12/97     13,583              13,883
6/98      14,739              15,501
12/98     15,698              16,432



--------------------------------------------------------------------------------
                                             ONE      FROM
                                             YEAR     INCEPTION*
                                             ----     ----------
Tomorrow Long-Term Institutional ........... 16.16%     18.14%
Tomorrow Long-Term Adviser ................. 15.58%     17.34%
Benchmark (a) .............................. 17.96%     19.23%

(a) 45% S&P 500 Index, 15% Russell 2000 Index, 15% S&P 400 Index, 20% Lehman Gov't Corp. Index, 5% EAFE Index
--------------------------------------------------------------------------------



Graph depicted here shows the comparison of a $10,000 investment between Tomorrow Funds Short Term Fund and the Benchmark for the period March 7, 1996 through December 1998.

        SHORT TERM          SHORT TERM
DATE       FUND             BENCHMARK
----       ----             ---------
3/96    $ 10,000            $ 10,000
6/96      10,153              10,198
12/96     10,854              11,039
6/97      11,813              12,309
12/97     12,860              13,619
6/98      13,768              14,831
12/98     14,430              15,832

--------------------------------------------------------------------------------

                                             ONE      FROM
                                             YEAR     INCEPTION*
                                             ----     ----------
Tomorrow Short-Term Institutional            12.68%   14.40%
Tomorrow Short-Term Adviser                  12.22%   13.89%
Benchmark (a)                                16.11%   17.69%

(a) 65% Lehman Gov't Corp. Index, 35% S&P 500 Index
--------------------------------------------------------------------------------


NOTE:

* Inception of Fund: Adviser Shares and Benchmark 3/7/96, Institutional Shares 4/2/96.

TOMORROW FUNDS RETIREMENT TRUST

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1998

Performance represents historical data. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Each Fund's results and their indices assume the reinvestment of all capital gain distributions and income dividends. Each Fund's past performance is not indicative of future performance and should be considered in light of each Fund's investment policy and objectives, the characteristics and quality of its portfolio securities and the periods selected. The S&P 500 Stock Index and the S&P 400 MidCap Stock Index are each broad based measurements of changes in stock market conditions based on the average performance of 500 and 400, respectively, widely held common stocks. The Russell 2000 Index is a measurement of changes in stock market conditions based on the average performance of 2,000 small capitalization companies. The Lehman Government Corporate Index is a market weighted blend of all U.S. Government securities and all U.S. Corporate securities. The Morgan Stanley Capital International Europe, Australia, Far East ("EAFE") is an index of more than 800 companies in Europe, Australia and the Far East.

TOMORROW FUNDS RETIREMENT TRUST

TEN LARGEST HOLDINGS AT DECEMBER 31, 1998*



                                                                        PERCENT
LONG-TERM TOMORROW FUND                                   VALUE    OF NET ASSETS
--------------------------------------------------------------------------------

UST-Note 6.125% Due 8/15/07 ..................         $  562,478          6.4%
S&P Depository Receipt .......................            553,549          6.3%
UST-Bill 0% 1/7/99 ...........................            499,583          5.6%
UST-Note 6.125% Due 12/31/01 .................            452,670          5.1%
BT EAFE Equity Index Fund ....................            446,207          5.0%
UST-Bond 6.125% Due 11/15/27 .................            240,665          2.7%
UST-Note 6.375% Due 4/30/99 ..................            150,843          1.7%
Microsoft Corp. ..............................            124,819          1.4%
General Electric .............................            122,475          1.4%
Exxon Corp. ..................................            102,375          1.2%
                                                       ----------         ----
                                                       $3,255,664         36.8%
                                                       ==========         ====

--------------------------------------------------------------------------------


MEDIUM-TERM TOMORROW FUND
--------------------------------------------------------------------------------
UST-Note 6.125% Due 12/31/01 .................         $1,045,823          6.2%
BT EAFE Equity Index Fund ....................            883,540          5.2%
UST-Note 6.125% Due 8/15/07 ..................            846,447          5.0%
UST-Bond 6.125% Due 11/15/27 .................            811,543          4.8%
UST-Note 6.500% Due 5/31/01 ..................            656,284          3.9%
UST-Note 5.625% Due 5/15/08 ..................            394,801          2.3%
FNMA 5.750%  Due 2/15/08 .....................            310,641          1.9%
Merck & Co. Inc. .............................            251,069          1.5%
General Electric .............................            224,538          1.3%
Microsoft Corp. ..............................            221,900          1.3%
                                                       ----------         ----
                                                       $5,646,586         33.4%
                                                       ==========         ====

--------------------------------------------------------------------------------


SHORT-TERM TOMORROW FUND
--------------------------------------------------------------------------------
UST-Bond 6.125% Due 11/15/27 .................         $2,238,740          6.7%
UST-Note 5.625% Due 5/15/08 ..................          1,691,243          5.1%
UST-Note 6.500% Due 10/15/06 .................          1,159,135          3.5%
UST-Note 6.125% Due 12/31/01 .................            905,339          2.7%
Salomon Smith Barney Inc. 7.300%  Due 5/15/02             901,263          2.7%
UST-Note 4.75% Due 11/15/08 ..................            765,936          2.3%
FHLMC 7.000% Due 3/15/08 .....................            756,719          2.3%
Commercial Credit 8.250% Due 11/1/01 .........            546,944          1.7%
Norwest Financial Inc. 5.375% Due 9/30/03 ....            546,821          1.6%
FNMA 5.750% Due 2/15/08 ......................            533,267          1.6%
                                                       -----------        ----
                                                       $10,045,407        30.2%
                                                       ===========        ====

*The composition of the largest securities in each portfolio is subject to change.

TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 1998



NUMBER
OF SHARES                     SECURITY                                   VALUE
---------                     --------                                   -----

                       TOMORROW LONG-TERM RETIREMENT FUND

               COMMON STOCKS (63.8%)
               BASIC MATERIALS (3.2%)
        750    Air Products & Chemicals Inc. ........................ 30,000
        425   +AK Steel Holding Corp. ...............................  9,987
        320    Birmingham Steel Corp. ...............................  1,340
        200    Brady Corp. ..........................................  5,387
        200    Cambrex Corp. ........................................  4,800
        300    Crompton & Knowles Corp. .............................  6,206
        116    Delta & Pine Land Co. ................................  4,292
        800    Georgia Pacific ...................................... 19,050
        270    Intermet Corp. .......................................  3,527
        950    Kimberly Clark Corp. ................................. 51,775
        180    Lilly Industries Inc. - Cl A .........................  3,532
        270    MacDermid Inc. ....................................... 10,564
        370   +Nashua Corp. .........................................  4,926
        700    Pope & Talbot Inc. ...................................  5,862
        180    Quanex Corp. .........................................  4,050
      1,200    Rohm & Haas Co. ...................................... 36,150
        900    Schulman Inc. ........................................ 20,419
        180   +Scotts Co. - Cl A ....................................  6,919
        250    Solutia, Inc. ........................................  5,594
        400    Tosco Corporation .................................... 10,350
        900    Transocean Offshore Inc. ............................. 24,131
         50    Unisource Worldwide Inc. .............................    363
        650    USX US Steel Group ................................... 14,950
                                                                  ----------
                                                                     284,174
                                                                  ----------
               COMMERCIAL SERVICES (1.5%)
        200    ABM Industries Inc. ..................................  6,925
        200   +Acxiom Corp. .........................................  6,200
        180   +Billing Information Concepts .........................  1,980
      2,300    Comdisco Inc. ........................................ 38,813
        180   +Envoy Corp. .......................................... 10,485
        200    GTech Holding Corp. ..................................  5,125
        136   +Halter Marine Group Inc. .............................    663
        640   +Instituform Technologies - Cl A ......................  9,280
        400    Ryder Systems Inc. ................................... 10,400
        100    Stone & Webster Inc. .................................  3,313
        300    Tidewater Inc. .......................................  6,956
      1,280    True North Communications ............................ 34,400
                                                                  ----------
                                                                     134,540
                                                                  ----------

               CONSUMER CYCLICALS (5.1%)
        375   +Best Buy Company ..................................... 23,016
        180   +Breed Technologies Inc. ..............................  1,474
        350    Cash America International Inc. ......................  5,316
        270   +Champion Enterprises Inc. ............................  7,391
        270    Clarcor Inc. .........................................  5,400
        850    Dillards Inc. - Cl A ................................. 24,119
        650    Dress Barn Inc. ......................................  9,872
      1,400    Ford Motor Co. ....................................... 82,163
        375    Gap, Inc. ............................................ 21,094

NUMBER
OF SHARES                     SECURITY                                   VALUE
---------                     --------                                   -----

                 TOMORROW LONG-TERM RETIREMENT FUND (continued)

        200   +Houghton Mifflin Company .............................$ 9,450
        300   +Jones Apparel Group ..................................  6,619
        270    Juno Lighting Inc. ...................................  6,311
        180    Kellwood Co. .........................................  4,500
        206    Metris Companies Inc. ................................ 10,363
        350    Miller (Herman) Inc. .................................  9,406
        180   +Nautica Enterprises Inc. .............................  2,700
        180    Oakwood Homes Corp. ..................................  2,733
        360    Osh Kosh B'Gosh - Cl A ...............................  7,267
        270    Ryland Group Inc. ....................................  7,796
        180    Skyline Corp. ........................................  5,850
        150    South Down Inc. ......................................  8,890
        460   +Southern Energy Homes ................................  2,818
        350   +Sports Authority .....................................  1,838
        350   +Staples Inc. ......................................... 15,291
        100    Storage USA ..........................................  3,231
        180    TJ International Inc. ................................  4,624
      2,550    TJX Companies Inc. ................................... 73,950
        180   +Toll Brothers Inc. ...................................  4,061
         50    Tommy Hilfiger Corp. .................................  3,000
        350    Toro Co. .............................................  9,975
         90   +US Home Corp. ........................................  2,992
        350    USG Corp. ............................................ 17,828
        400    VF Corp. ............................................. 18,750
        200    Wabash National Corp. ................................  4,063
        200   +Williams Sonoma Inc. .................................  8,063
        550    Winnebago Industries .................................  8,319
        200    York International ...................................  8,162
        100   +Zale Corp. New .......................................  3,225
                                                                  ----------
                                                                     451,920
                                                                  ----------

               CONSUMER NON-CYCLICALS (5.6%)
        900    Adolph Coors ......................................... 50,794
        800    Coca Cola Co. ........................................ 53,500
        700    Corning Inc. ......................................... 31,500
      1,050    Dial Corp. ........................................... 30,253
        180    Dimon Inc. ...........................................  1,294
      1,650    Fleming Companies Inc. ............................... 17,119
        250    Hanson PLC ADR .......................................  9,750
        800    Philip Morris Companies Inc. ......................... 42,800
        950    Premark International ................................ 32,894
        600    Proctor & Gamble Co. ................................. 54,787
        950    Quaker Oats .......................................... 56,525
        100    Richfood Holdings Inc. ...............................  2,075
        550   +Safeway Inc. ......................................... 33,516
        800    Sara Lee Corp. ....................................... 22,550
        450    Supervalu Inc. ....................................... 12,600
      1,400    Universal Foods Corp. ................................ 38,412
         90   +Whole Foods Market Inc. ..............................  4,354
          2    WLR Foods Inc. .......................................     18
                                                                  ----------
                                                                     494,741
                                                                  ----------


                       See Notes to Financial Statements

                                                                          Page 5


TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 1998



NUMBER
OF SHARES                     SECURITY                                   VALUE
---------                     --------                                   -----

                 TOMORROW LONG-TERM RETIREMENT FUND (continued)

               CONSUMER SERVICES (4.5%)
        100    Brinker International Inc. ...........................$ 2,888
        270   +Carmike Cinemas Inc. - Cl A ..........................  5,451
        150   +Citrix System ........................................ 14,559
      2,100    Darden Restaurants Inc. .............................. 37,800
        360   +Devry Inc. ........................................... 11,025
        300    Eastman Kodak Co. .................................... 21,600
      1,080    Gannet Inc. .......................................... 69,660
        370    Grand Casinos Inc. ...................................  2,983
        100    Harley Davidson Inc. .................................  4,738
        325    International Game Technology ........................  7,901
        200   +King World Productions Inc. ..........................  5,887
        550    Marriott International Inc. .......................... 15,950
        100    McDonald's Corp. .....................................  7,663
        550   +MediaOne Group Inc. .................................. 25,850
        200   +Promus Hotel Corp. ...................................  6,475
        550    Reynolds & Reynolds .................................. 12,616
      1,460    Ruby Tuesday Inc. .................................... 31,025
        180   +Rural/ Metro Corp. ...................................  1,968
        750   +Staffmark Inc. ....................................... 16,781
        625    Viad Corp. ........................................... 18,984
        100    Wallace Computer Services Inc. .......................  2,638
        900    Wal Mart Stores Inc. ................................. 73,294
                                                                  ----------
                                                                     397,736
                                                                  ----------

               ENERGY (2.8%)
        200   +Barrett Resources Corp. ..............................  4,800
        650    Chevron Corp. ........................................ 53,909
      1,740    Coastal Corp. ........................................ 60,791
        270    Cross Timbers Oil Co. ................................  2,042
      1,400    Exxon Corp. ..........................................102,375
        250    Murphy Oil Corp. ..................................... 10,313
        180   +New Field Exploration Co. ............................  3,758
        920   +Oceaneering International Inc. ....................... 12,880
                                                                  ----------
                                                                     250,868
                                                                  ----------

               FINANCIAL (9.5%)
        250    AFLAC Inc. ........................................... 11,000
        325    A G Edwards Inc. ..................................... 12,106
      1,300    Allstate Corp. ....................................... 50,213
        125    AMBAC Inc. ...........................................  7,523
        225    American Express Co. ................................. 23,006
        200   +Amresco Inc. .........................................  1,750
        925    Amsouth Bancorp ...................................... 42,203
        732    Associates First Capital Corp. ....................... 31,019
         90    Astoria Financial Corp. ..............................  4,118
        756    BankAmerica Corp. .................................... 45,455
          8    BSB Bancorp Inc. .....................................    263
        100    Capital One Financial Corp. .......................... 11,500
        100    Centura Banks Inc. ...................................  7,438
      1,050    Chase Manhattan Corp. ................................ 71,466
        300    Cigna Corp. .......................................... 23,194
        400    City National Corp. .................................. 16,650

NUMBER
OF SHARES                     SECURITY                                   VALUE
---------                     --------                                   -----

                 TOMORROW LONG-TERM RETIREMENT FUND (continued)

        100    CMAC Investment Corp. ................................$ 4,594
        500    Comerica Inc. ........................................ 34,094
        135    Commercial Fed Corp. .................................  3,130
        180   +CompDent Corp. .......................................  1,868
        725    Conseco Inc. ......................................... 22,158
        100    Cullen/Frost Bankers Inc. ............................  5,488
        367    Dime Bancorp Inc. ....................................  9,703
        600    Federal National Mortgage Corp. ...................... 44,400
        336    Fidelity National Financial Inc. ..................... 10,233
        600    First Tennessee National Bank ........................ 22,837
        900    Fleet Financial Group Inc. ........................... 40,219
        100    Franchise Finance Corp. of America ...................  2,400
        180    Fremont General Corp. ................................  4,455
         99    Frontier Insurance Group Inc. ........................  1,275
         50    Golden West Financial ................................  4,584
        300    Hartford Financial Services Group .................... 16,462
        550    Hibernia Corp. - Cl A ................................  9,556
        270    Hilb, Rogal & Hamilton Co. ...........................  5,366
        126    Huntington Bancshares ................................  3,788
        180    JSB Financial Inc. ...................................  9,788
        180    Keystone Financial Inc. ..............................  6,660
        232    Legg Mason Inc. ......................................  7,323
        450    Marsh & McLennan Companies ........................... 26,297
        525   +Morgan Stanley Dean Witter & Co. ..................... 37,275
        180    Mutual Risk Management ...............................  7,042
        300    National City Corp. .................................. 21,600
        300    Northern Trust Corp. ................................. 26,194
        700    North Fork Bancorp ................................... 16,756
          2    One Valley Bancorp Inc. ..............................     65
        180    Orion Capital Corp. ..................................  7,165
        350   +PNC Bank ............................................. 18,944
         90    Provident Financial Group Inc. .......................  3,397
        444    Sovereign Bancorp Inc. ...............................  6,327
        180    St. Paul Bancorp .....................................  4,899
        150    State Street Corp. ................................... 10,434
        150    The PMI Group Inc. ...................................  7,406
        100    T. Rowe Price Associates Inc. ........................  3,425
        180    Trenwick Group Inc. ..................................  5,872
         90    US Trust Corp. .......................................  6,840
                                                                  ----------
                                                                     839,223
                                                                  ----------

               HEALTH CARE (7.4%)
      1,000    Abbott Laboratories .................................. 49,000
        270   +Advanced Tissue Sciences Inc. ........................    700
        350    Allegiance Corp. ..................................... 16,319
        200   +AmeriSource Health Corp. ............................. 13,000
      1,400    Becton Dickinson & Co. ............................... 59,762
        500    Bergen Brunswig Corp. ................................ 17,437
        200   +Biogen Inc. .......................................... 16,600
        400    Bristol-Myers Squibb ................................. 53,525
        350   +Cor Therapeutics .....................................  4,637




                        See Notes to Financial Statements

Page 6




TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 1998



NUMBER
OF SHARES                     SECURITY                                   VALUE
---------                     --------                                   -----

                 TOMORROW LONG-TERM RETIREMENT FUND (continued)

        250   +Cygnus Inc. ..........................................$ 1,219
        257   +Enzo Biochem Inc. ....................................  2,650
        200   +Express Scripts Inc. - Cl A .......................... 13,425
        300    DENTSPLY International ...............................  7,725
        200   +Eli Lilly & Co. ...................................... 17,775
        198   +Integrated Health Services Inc. ......................  2,797
        200    Johnson & Johnson .................................... 16,775
         90   +Magellan Health Services Inc. ........................    754
        180   +Medimmune Inc. ....................................... 17,899
        180    Mentor Corp. .........................................  4,218
        600    Merck & Co. Inc. ..................................... 88,612
        550    Mylan Labs ........................................... 17,325
        180   +Orthodontic Centers of America .......................  3,499
        270    Owens & Minor Inc. ...................................  4,253
        150   +PacifiCare Health Systems - Cl B ..................... 11,925
        180   +Respironics Inc. .....................................  3,606
        180   +Safeskin Corp. .......................................  4,343
        800    Schering-Plough Corp. ................................ 44,200
        180   +Sola International Inc. ..............................  3,105
        180   +Steris Corp. .........................................  5,119
        350   +Total Renal Care Holdings ............................ 10,347
        180   +Vertex Pharmaceutical Inc. ...........................  5,355
      1,050    Warner Lambert Co. ................................... 78,947
        625   +Wellpoint Health Networks ............................ 54,375
                                                                  ----------
                                                                     651,228
                                                                  ----------

               INDUSTRIAL (3.7%)
        400   +American Power Conversion ............................ 19,375
        730   +Anixter International Inc. ........................... 14,828
        570    Applied Power Inc. ................................... 21,517
        150   +Ferro Corp. ..........................................  3,900
      1,200    General Electric .....................................122,475
        270    Imco Recycling Inc. ..................................  4,168
        750    Ingersoll Rand Co. ................................... 35,203
        100    Johnson Controls .....................................  5,900
         90    Manitowoc Inc. .......................................  3,994
         90    Robbins & Myers Inc. .................................  1,986
         90   +SPS Technologies Inc. ................................  5,006
        800    Thomas & Betts Corp. ................................. 34,650
        250    Trinity Industries ...................................  9,625
        300    Tyco International Ltd. .............................. 22,631
        200   +Waters Corp. ......................................... 17,450
                                                                  ----------
                                                                     322,708
                                                                  ----------

               INDUSTRIAL SERVICES (1.3%)
        600   +America On Line Inc. ................................. 96,000
        175    Omnicom Group Inc. ................................... 10,150
        350    Sotheby' Holdings - Cl A ............................. 11,200
                                                                  ----------
                                                                     117,350
                                                                  ----------

               REAL ESTATE INVESTMENT TRUST  (0.5%)
        180    Federal Realty Investors Trust .......................$ 4,253
        100    Felcor Lodging Trust .................................  2,306
        100    General Growth Properties ............................  3,787
        100    Health Care Property Investors .......................  3,075
        100    Indymac Mortgage Holdings ............................  1,056
        100    Liberty Property Trust ...............................  2,463
        100    Mack-Cali Realty Corp. ...............................  3,088
        640    New England Business Service ......................... 25,040
                                                                  ----------
                                                                      45,068
                                                                  ----------

               TECHNOLOGY (11.5%)
        555    AAR Corp. ............................................ 13,112
      1,000   +Advanced Micro Devices Inc. .......................... 28,938
      1,400    Allegheny Energy Inc. ................................ 48,300
        325   +Altera Corp. ......................................... 19,784
        300   +Apple Computer Inc. .................................. 12,281
        200   +Aspect Telecommunications ............................  3,450
        350   +California Microwave Inc. ............................  3,281
        180   +Cognex Corp. .........................................  3,600
        800    Computer Associates
               International Inc. ................................... 34,100
        375   +Compuware Corp. ...................................... 29,297
        225   +Comverse Technology .................................. 15,975
        875   +Dell Computer Corp. .................................. 64,039
        100   +ETEC Systems Inc. ....................................  4,000
        920   +Geotek Communications Inc. ...........................     19
      1,190    Gerber Scientific Inc. ............................... 28,337
        400    Harris Corp. ......................................... 14,650
        100    Honeywell Inc. .......................................  7,531
        180   +Input/Output Inc. ....................................  1,316
        400   +Intel Corp. .......................................... 47,425
        400    International Business
               Machines Corp. ....................................... 73,900
        350   +Keane Inc. ........................................... 13,978
        820   +Kemet Corp. ..........................................  9,225
         90   +Kulicke & Soffa Industries Inc. ......................  1,598
        250   +Lexmark International Group - Cl A ................... 25,125
        444    Lucent Technologies .................................. 48,840
        460   +Microchip Technology Inc. ............................ 17,020
        900   +Microsoft Corp. ......................................124,819
        100   +Networks Associates ..................................  6,625
        300    Nicor Inc. ........................................... 12,675
      1,450    Pitney Bowes Inc. .................................... 95,791
        650   +Platinum Technology Inc. ............................. 12,431
        100    Precision Castparts Corp. ............................  4,425
        180   +Read-Rite Corp. ......................................  2,661
        180   +S3 Inc. ..............................................  1,325
        180   +Sanmina Corp. ........................................ 11,250
        125    Sundstrand Corp. .....................................  6,484
        800    Texas Instruments Inc. ............................... 68,450


                       See Notes to Financial Statements
                                                                          Page 7



TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 1998



NUMBER
OF SHARES                     SECURITY                                   VALUE
---------                     --------                                   -----

                 TOMORROW LONG-TERM RETIREMENT FUND (continued)

        568   +United Technologies ..................................$61,770
         90   +Vantive Corp. ........................................    720
        300    Xerox Corp. .......................................... 35,400
                                                                  ----------
                                                                   1,013,947
                                                                  ----------

               TELECOMMUNICATIONS (3.5%)
        350    Aliant Communications ................................ 14,306
        900    Ameritech Corp. ...................................... 57,038
        800    AT&T Corp. ........................................... 60,200
      1,400    Bell Atlantic Corp. .................................. 74,200
        400    BellSouth Corp. ...................................... 19,950
        300    Century Telephone Enterprises ........................ 20,250
        550   +General Communication - Cl A .........................  2,234
        900    US West Inc. ......................................... 58,163
                                                                  ----------
                                                                     306,341
                                                                  ----------

               TRANSPORTATION (1.0%)
        300    Airborne Freight Corp. ............................... 10,819
        600   +AMR Corp. ............................................ 35,625
        300   +Borg Warner Automotive ............................... 16,725
        300   +Continental Air Cl B ................................. 10,050
        750   +Yellow Corp. ......................................... 14,344
                                                                  ----------
                                                                      87,563
                                                                  ----------

               UTILITIES (2.7%)
        150    Apache Corp. .........................................  3,797
        500   +California Energy Inc. ............................... 17,312
        150    Columbia Energy Inc. .................................  8,663
        550    Conectiv, Inc. ....................................... 13,475
      1,560    Eastern Utilities .................................... 44,070
        400   +Energy East Corp. .................................... 22,600
        800    FPL Group Inc. ....................................... 49,300
        550    Montana Power Co. .................................... 31,109
        700    Northwest Natural Gas Co. ............................ 18,112
        200    Pinnacle West Capital ................................  8,475
        700    Questar Corp. ........................................ 13,562
        200    Utilicorp United Inc. ................................  7,338
                                                                  ----------
                                                                     237,813
                                                                  ----------

               TOTAL COMMON STOCKS
                 (Cost $4,657,382) ..............................  5,635,220

                 OPEN END INVESTMENT COMPANY (5.0%)
     38,499       (Cost $405,706)
               BT EAFE EQUITY INDEX FUND ........................    446,207

               UNIT INVESTMENT TRUST (6.3%)
      4,489       (Cost $440,938)
               Standard & Poor's Depository
                 Receipt ........................................    553,549




PRINCIPAL
AMOUNT                        SECURITY                                VALUE
------                        --------                                -----


                 TOMORROW LONG-TERM RETIREMENT FUND (CONTINUED)


               U.S. GOVERNMENT OBLIGATIONS (25.1%)
               U.S. TREASURY BILL (5.7%)
$   500,000    Due 1/7/99 ...........................................$499,583

               U.S. TREASURY NOTES (16.0%)
    150,000    6.375% Due 4/30/99 ...................................150,843
     20,000    5.875% Due 7/31/99 ................................... 20,134
     90,000    6.500% Due 5/31/01 ................................... 93,755
    435,000    6.125% Due 12/31/01 ..................................452,670
     65,000    7.000% Due 7/15/06 ................................... 74,008
     50,000    6.500% Due 10/15/06 .................................. 55,460
    515,000    6.125% Due 8/15/07 ...................................562,478
                                                                  ----------
                                                                   1,409,348
                                                                  ----------

               U.S. TREASURY BONDS (2.8%)
      5,000    8.125% Due 8/15/19 ...................................  6,677
    215,000    6.125% Due 11/15/27 ..................................240,665
                                                                  ----------
                                                                     247,342
                                                                  ----------

               U.S. TREASURY STRIP (0.0%)
     10,000    Due 5/15/17 ..........................................  3,634
                                                                  ----------

               U.S.  GOVERNMENT AGENCY (0.6%)
     55,000    Federal National Mortgage Association
                   5.750% Due 2/15/08 ..............................  56,951
                                                                  ----------

               TOTAL U.S. GOVERNMENT OBLIGATIONS
               (Cost $2,154,013) ................................. 2,216,858
                                                                  ----------
               CORPORATE DEBENTURE (0.3%)
                  (Cost $25,310)
               FINANCE  (0.3%)
     25,000    Standard C.C. Master Trust
                  6.800% Due 4/7/99 ................................ 25,078
                                                                  ---------

               ASSET BACKED SECURITY (0.5%)
                  (Cost $47,376)
     45,000    MBNA Master Credit Card
                  6.450% Due 2/15/08 ............................... 46,914
                                                                  ---------

               TOTAL INVESTMENTS (101.0%)
                  (Cost $7,730,725) ............................. 8,923,826

               LIABILITIES IN EXCESS OF
                 OTHER ASSETS (-1.0%). ............................ (86,014)
                                                                  ---------

               TOTAL NET ASSETS (100.0%) ....................... $8,837,812
                                                                 ==========


         +  Non-income producing security.

                       See Notes to Financial Statements
Page 8

TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 1998



NUMBER
OF SHARES                     SECURITY                                   VALUE
---------                     --------                                   -----


                      TOMORROW MEDIUM-TERM RETIREMENT FUND

               COMMON STOCK (51.2%)
               BASIC MATERIALS (1.6%)

        550   +AK Steel Holdings Corp. ..............................$12,925
      1,200    Air Products & Chemicals Inc. ........................ 48,000
        100    Cambrex Corp. ........................................  2,400
        350   +Crompton & Knowles Corp. .............................  7,242
         66    Delta & Pine Land Co. ................................  2,442
      1,000    Georgia-Pacific (Timber Group) ....................... 23,812
        150    Intermet Corp. .......................................  1,959
        450    Kemet Corp. ..........................................  5,062
        400    Pope & Talbot Inc. ...................................  3,350
      2,400    Rohm & Haas Co. ...................................... 72,300
        850    Schulman Inc. ........................................ 19,284
        100    Scotts Company (The) Cl A ............................  3,844
        300    Solutia, Inc. ........................................  6,713
        650    Tosco Corp. .......................................... 16,819
      1,650    Transocean Offshore Inc. ............................. 44,241
        100    Unisource Worldwide Inc. .............................    725
        250    USG Corp. ............................................ 12,734
                                                                 -----------
                                                                     283,852
                                                                 -----------
               CONSUMER CYCLICALS (4.2%)
        425   +Best Buy Company ..................................... 26,084
        100   +Billing Concepts Corp. ...............................  1,100
        100    Breed Technologies Inc. ..............................    819
        100    Carmike Cinemas Inc. Cl A ............................  2,019
        150    Champion Enterprises Inc. ............................  4,106
        100   +Citrix System ........................................  9,706
      1,500    Dillards International Cl A .......................... 42,562
        350    Dress Barn Inc. ......................................  5,316
      3,300    Ford Motor Company ...................................193,669
      1,300    Gannet Inc. .......................................... 83,850
        975    Gap, Inc. ............................................ 54,844
        200    Grand Casinos Inc. ...................................  1,613
        350    GTECH Holding Corp. ..................................  8,969
        350    International Game Technology ........................  8,509
        500   +Jones Apparel Group .................................. 11,031
        150    Juno Lighting Inc. ...................................  3,506
        100    Kellwood Company .....................................  2,500
      1,650   +King World Productions Inc. .......................... 48,572
      1,100    Marriott International, Inc., Cl A ................... 31,900
        413    Metris Cos. Inc. ..................................... 20,779
        300    Nashua Corp. .........................................  3,994
        100    Nautica Enterprises Inc. .............................  1,500
        400    Omnicom Group Inc. ................................... 23,200
        200    Osh Kosh B'Gosh Class 'A' ............................  4,037
        800    Ruby Tuesday Inc. .................................... 17,000
        100    Skyline Corp. ........................................  3,250
        200    Sports Authority .....................................  1,050
        250   +Staples, Inc. ........................................ 10,922
        100    Storage USA ..........................................  3,231
         50    Tommy Hilfiger Corp. .................................  3,000
        250    Toro Co. .............................................  7,125


NUMBER
OF SHARES                     SECURITY                                   VALUE
---------                     --------                                   -----

                TOMORROW MEDIUM-TERM RETIREMENT FUND (CONTINUED)

        900    VF Corp. .............................................$42,188
        100    Wabash National Corp. ................................  2,031
        100   +Williams-Sonoma ......................................  4,031
        300    Winnebago Industries .................................  4,538
        300   +Zale Corporation .....................................  9,675
                                                                 -----------
                                                                     702,226
                                                                 -----------

               CONSUMER NON-CYCLICALS (6.7%)
        100    Acxiom Corp. .........................................  3,100
      1,800    Adolph Coors .........................................101,587
        200    Brinker Intl Inc. ....................................  5,775
        200    Cash America International Inc. ......................  3,038
      1,900    Coca Cola Co. ........................................127,063
      1,250    Corning Inc. ......................................... 56,250
      2,950    Darden Restaurants Inc. .............................. 53,100
        200   +Devry Inc. ...........................................  6,125
      2,200    Fleming Cos .......................................... 22,825
      1,750    Kimberly Clark Corp. ................................. 95,375
        300    McDonald's Corp. ..................................... 22,987
        750    Miller (Herman) Inc. ................................. 20,156
        100    Oakwood Homes Corp. ..................................  1,519
      1,325    Philip Morris Cos Inc. ............................... 70,888
      1,350    Premark International ................................ 46,744
      1,400    Proctor & Gamble Co. .................................127,837
      1,500    Quaker Oats .......................................... 89,250
        100    Richfood Holdings Inc. ...............................  2,075
      1,100   +Safeway Inc. ......................................... 67,031
      1,600    Sara Lee Corp. ....................................... 45,100
        400    Supervalu Inc. ....................................... 11,200
      3,750    TJX Cos Inc. .........................................108,750
        700    Universal Foods Corp. ................................ 19,206
         50    Whole Foods Market Inc. ..............................  2,419
        350    York International ................................... 14,284
                                                                 -----------
                                                                   1,123,684
                                                                 -----------

               CONSUMER SERVICE (2.0%)
      3,450    Comdisco Inc. ........................................ 58,219
        500    Eastman Kodak ........................................ 36,000
        100    Envoy Corp. ..........................................  5,825
        200    Harley Davidson Inc. .................................  9,475
        250   +Houghton Mifflin Co. ................................. 11,812
      1,000   +MediaOne Group Inc. .................................. 47,000
        225   +Promus Hotel Corp. ...................................  7,284
        100    Rural/Metro Corp. ....................................  1,094
      1,000    Ryder Systems Inc. ................................... 26,000
        600   +Staffmark Inc. ....................................... 13,425
        600    Viad Corp. ........................................... 18,225
      1,350    Wal-Mart Stores Inc. .................................109,941
                                                                 -----------
                                                                     344,300
                                                                 -----------
               ENERGY (2.7%)
        100    Barrett Resources Corp. ..............................  2,400
        400   +BJ Services ..........................................  6,250



                       See Notes to Financial Statements

                                                                          Page 9



TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 1998

NUMBER
OF SHARES                     SECURITY                                   VALUE
---------                     --------                                   -----

                TOMORROW MEDIUM-TERM RETIREMENT FUND (CONTINUED)



      1,600    Chevron Corp. .......................................$132,700
      3,500    Coastal Corp. ........................................122,281
        700    Conectiv, Inc. ....................................... 17,150
        150    Cross Timbers Oil Co. ................................  1,134
        200    Ensco International Inc. .............................  2,138
      1,850    Exxon ................................................135,281
        150    Imco Recycling, Inc. .................................  2,316
        250    Murphy Oil Corp. ..................................... 10,313
        100    New Field Exploration Co. ............................  2,088
        500    Oceaneering Intl Inc. ................................  7,000
        500    Questar Corp. ........................................  9,687
                                                                 -----------
                                                                     450,738
                                                                 -----------

               FINANCIAL (8.0%)
        400    AFLAC Inc. ........................................... 17,600
        400    A G Edwards Inc. ..................................... 14,900
      1,600    Allstate Corp. ....................................... 61,800
        100    American Bankers Insurance
                 Group Inc. .........................................  4,838
        200    +Ambac Financial Group ............................... 12,038
        100    Amresco Inc. .........................................    875
      2,800    Amsouth Bancorp ......................................127,750
      1,728    Associates First Capital Corp. ....................... 73,224
         50    Astoria Financial Corp. ..............................  2,288
        669    BankAmerica Corp. .................................... 40,224
         10    BSB Bancorp Inc. .....................................    329
        100    Capital One Financial Corp. .......................... 11,500
         50    Centura Banks Inc. ...................................  3,719
      1,000    Chase Manhattan Corp. ................................ 68,062
        600    Cigna Corp. .......................................... 46,387
        600    City National Corp. .................................. 24,975
         50    CMAC Investment Corp. ................................  2,297
        900    Comerica Inc. ........................................ 61,369
         75    Commercial Fed Corp. .................................  1,739
        100    CompDent Corp. .......................................  1,037
      1,100    Conseco Inc. ......................................... 33,619
         50    Cullen/Frost Bankers Inc. ............................  2,744
        600    Dime Bancorp Inc. .................................... 15,862
      1,425    Federal National Mortgage ............................105,450
        182    Fidelity National Financial Inc. .....................  5,536
        700    First Tennessee National Corp. ....................... 26,644
      1,075    First Union Corp. .................................... 65,373
      1,614    Fleet Financial Group Inc. ........................... 72,126
        100    Franchise Finance Corp..
                 of America .........................................  2,400
        100    Fremont General Corp. ................................  2,475
         55    Frontier Insurance Group Inc. ........................    708
        150    Golden West Financial ................................ 13,753
        800    Hartford Financial Services
                Group ............................................... 43,900
        150    Hilb, Rogal, and Hamilton Co. ........................  2,981
        450    Hibernia Corp. Cl A ..................................  7,819
        126    Huntington Bancshares ................................  3,788

NUMBER
OF SHARES                     SECURITY                                   VALUE
---------                     --------                                   -----

                TOMORROW MEDIUM-TERM RETIREMENT FUND (CONTINUED)

        100    JSB Financial Inc. ...................................$ 5,437
        100    Keystone Financial Inc. ..............................  3,700
        132    Legg Mason Inc. ......................................  4,166
        975    Marsh & McLennan Cos ................................. 56,977
        975    Morgan Stanley Dean Witter & Co. ..................... 69,225
        100    Mutual Risk Management ...............................  3,912
        600    National City Corp. .................................. 43,200
        550    Northern Trust Corp. ................................. 48,022
        900    North Fork Bancorporation ............................ 21,544
        100    Orion Capital Corp. ..................................  3,981
        450    Pinnacle West Capital ................................ 19,069
        200    The PMI Group Inc. ...................................  9,875
      1,200    +PNC Bank ............................................ 64,950
         50    Provident Financial Group Inc. .......................  1,887
        240    Sovereign Bancorp Inc. ...............................  3,420
        100    St Paul Bancorp ......................................  2,722
        200    T Rowe Price Associates Inc. .........................  6,850
        100    Trenwick Group Inc. ..................................  3,262
         50    US Trust Corp. .......................................  3,800
                                                                 -----------
                                                                   1,358,128
                                                                 -----------

               HEALTH CARE (6.1%)
      2,500    Abbott Laboratories ..................................122,500
        150    Advanced Tissue Science ..............................    389
        550    Allegiance Corporation ............................... 25,644
        200   +AmeriSource Health Corp. ............................. 13,000
      1,200    Becton Dickinson & Co. ............................... 51,225
        700    Bergen Brunswig Corp. ................................ 24,412
        200   +Biogen Inc. .......................................... 16,600
        500    Bristol-Myers Squibb ................................. 66,906
        200    Cor Therapeutics .....................................  2,650
        150    Cygnus Inc. ..........................................    731
        425    DENTSPLY International ............................... 10,944
        157   +Enzo Biochem Inc. ....................................  1,619
        100   +Express Scripts Inc. Cl-A ............................  6,713
      1,100   +Eli Lilly & Co. ...................................... 97,763
        108    Integrated Health Services Inc. ......................  1,525
         50    Magellan Health Services Inc. ........................    419
        100    Medimmune Inc. .......................................  9,944
        100    Mentor Corp. .........................................  2,344
      1,700    Merck & Co. Inc. .....................................251,069
        650    Mylan Labs ........................................... 20,475
        100    Orthodontic Centers Of America .......................  1,944
        150    Owens & Minor Inc. ...................................  2,362
        150   +PacifiCare Health Service ............................ 11,925
        100    Respironics Inc. .....................................  2,003
        100   +Safeskin Corp. .......................................  2,412
      1,100    Schering-Plough Corp. ................................ 60,775
        100    Sola International Inc. ..............................  1,725
        100   +Steris Corp. .........................................  2,844
        400   +Total Renal Care Holdings ............................ 11,825
        100    Vertex Pharmaceutical Inc. ...........................  2,975
      1,350    Warner Lambert Co. ...................................101,503


                       See Notes to Financial Statements
Page 10



TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 1998

NUMBER
OF SHARES                     SECURITY                                   VALUE
---------                     --------                                   -----

                TOMORROW MEDIUM-TERM RETIREMENT FUND (CONTINUED)

      1,100    +Wellpoint Health Networks ...........................$95,700
                                                                 -----------
                                                                   1,024,865
                                                                 -----------

               INDUSTRIALS (4.3%)
        100    ABM Industrial Inc. ..................................  3,463
          1    Albany International Corp. ...........................     19
        350   +American Power Conversion Corp. ...................... 16,953
        400    Anixter International ................................  8,125
        735    Applied Power Inc. ................................... 27,746
        100    Birmingham Steel Corporation .........................    419
        100    Brady Corp. ..........................................  2,694
        150    Clarcor Inc. .........................................  3,000
        900    Dial Corp. New ....................................... 25,931
        100    Dimon Inc. ...........................................    719
        500   +Ferro Corp. .......................................... 13,000
         48    General Cigar Holdings, Inc. .........................    417
      2,200    General Electric .....................................224,538
         75    Halter Marine Group, Inc. ............................    366
        600    Hanson PLC ADR ....................................... 23,400
      1,250    Ingersoll Rand Co. ................................... 58,672
        300    Insituform Technologies Class ........................  4,350
        100    Lilly Industries Inc. Cl A ...........................  1,963
        150    MacDermid Inc. .......................................  5,869
         50    Manitowoc Inc. .......................................  2,219
      2,100    Pitney Bowes Inc. ....................................138,731
        100    Quanex Corp. .........................................  2,250
        100    Read-Rite Corp. ......................................  1,478
         50    Robbins & Myers Inc. .................................  1,103
        100    Ryland Group Inc. ....................................  2,888
        750    Sotheby's Holdings Class A ........................... 24,000
        200    South Down Inc. ...................................... 11,838
        250    Southern Energy Homes ................................  1,531
         50    Stone & Webster, Inc. ................................  1,656
        120    Sundstrand Corp. .....................................  6,225
        100    TJ International Inc. ................................  2,569
        100    Toll Brothers Inc. ...................................  2,256
        250    Trinity Industries Inc. ..............................  9,625
        700    True North Communications ............................ 18,812
        600    Tyco International Ltd. .............................. 45,262
         50    US Home Corp. ........................................  1,662
      1,075    USX US Steel Group ................................... 24,725
         50    Vantive Corp. ........................................    400
        150   +Waters Corp. ......................................... 13,087
                                                                 -----------
                                                                     733,961
                                                                 -----------

               REAL ESTATE INVESTMENT TRUST
               (REIT) (0.5%)
        450   +Allied Waste Industrial .............................. 10,631
        100    Federal Realty Investment Trust ......................  2,363
        100    Felcor Lodging Trust Inc. REIT .......................  2,306
        275    Florida Progress Co. ................................. 12,323
        100    General Growth Properties ............................  3,788
        100    Health Care Property Investors .......................  3,075



NUMBER
OF SHARES                     SECURITY                                   VALUE
---------                     --------                                   -----

                TOMORROW MEDIUM-TERM RETIREMENT FUND (CONTINUED)


        100    Highwood Properties Inc. .............................$ 2,575
        100    Indymac Mortgage Holdings ............................  1,056
        100    Liberty Property Trust ...............................  2,463
        100    Mack-Cali Realty Corp. ...............................  3,087
        350    New England Business Service ......................... 13,694
        500    Nicor Inc. ........................................... 21,125
                                                                 -----------
                                                                      78,486
                                                                 -----------

               TECHNOLOGY (11.6%)
        300    AAR Corp. ............................................  7,088
      2,450   +Advanced Micro Device ................................ 70,897
        450    Aliant Communications ................................ 18,394
      3,100    Allegheny Energy International .......................106,950
        425   +Altera Corp. ......................................... 25,872
        700   +America Online Inc. ..................................112,000
        425   +Apple Computer Inc. .................................. 17,398
        100    Aspect Telecommunications ............................  1,725
      1,000    BellSouth Corp. ...................................... 49,875
        300    California Microwave Inc. ............................  2,813
        300    Century Telephone Enterprises ........................ 20,250
        100    Cognex Corp. .........................................  2,000
        300    Communications Satellite Corp. ....................... 10,800
      1,400    Computer Associates International Inc. ............... 59,675
        600    Compuware Corp. ...................................... 46,875
        350   +Comverse Technology .................................. 24,850
      1,600   +Dell Computer ........................................117,100
         50    ETEC Systems Inc. ....................................  2,000
        300    General Communication Cl A ...........................  1,219
        500    Geotek Communications Inc. ...........................     11
        650    Gerber Scientific Inc. ............................... 15,478
      1,575    GTE Corp. ............................................102,375
      1,000    Harris Corp. ......................................... 36,625
        200    Honeywell Inc. ....................................... 15,062
        100    Input/Output Inc. ....................................    731
        700   +Intel Corp. .......................................... 82,994
      1,000    Intl Business Machines Corp. .........................184,750
        450   +Keane Inc. ........................................... 17,972
         50    Kulicke & Soffa Industries Inc. ......................    887
        300   +Lexmark Holdings Cl A ................................ 30,150
        650    Lucent Technologies .................................. 71,500
        200    Microchip Technology Inc. ............................  7,400
      1,600   +Microsoft Corp. ......................................221,900
      1,100   +Platinum Technology Inc. ............................. 21,037
        200    Precision Castparts Corp. ............................  8,850
        450    Reynolds & Reynolds Cl A ............................. 10,322
        100    S3 Incorporated ......................................    736
        100   +Sanmina Corp. ........................................  6,250
         50    SPS Technologies Inc. ................................  2,781
      1,000    Texas Instruments, Inc. .............................. 85,562
      1,500    Thomas & Betts Corp. ................................. 64,969
      1,000   +United Technologies ..................................108,750
      1,050    US West Inc. ......................................... 67,856


                       See Notes to Financial Statements
                                                                         Page 11



TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 1998

NUMBER
OF SHARES                     SECURITY                                   VALUE
---------                     --------                                   -----

                TOMORROW MEDIUM-TERM RETIREMENT FUND (CONTINUED)





        250    Wallace Computer Services Inc. .......................$ 6,594
        700    Xerox Corp. .......................................... 82,600
                                                                   1,951,923
                                                                ------------

               TRANSPORTATION (0.7%)
        700    Airborne Freight Corp. ............................... 25,244
      1,025   +AMR Corp. ............................................ 60,859
        400   +Borg-Warner Automotive ............................... 22,300
        250   +Continental Air Corp. ................................  8,375
        400    Yellow Corp. .........................................  7,650
                                                                ------------
                                                                     124,428
                                                                ------------

               UTILITIES (2.8%)
      1,300    Ameritech Corp. ...................................... 82,387
        550    Apache Corp. ......................................... 13,922
      3,200    Bell Atlantic Corp. ..................................169,600
        100    California Energy Inc. ...............................  3,462
        850    Eastern Utilities .................................... 24,013
        350   +Energy East Corp. .................................... 19,775
      1,000    FPL Group Inc. ....................................... 61,625
      1,200    Montana Power Co. .................................... 67,875
        350    Northwest Natural Gas Co. ............................  9,056
        200   +Tidewater Inc. .......................................  4,638
        400    Utilicorp United Inc. ................................ 14,675
                                                                ------------
                                                                     471,028
                                                                ------------

               TOTAL COMMON STOCKS
                  (Cost $6,900,763) .............................  8,647,619
                                                                ------------

               OPEN END INVESTMENT COMPANY (5.2%)
                  (Cost $777,418)
    76,233     BT EAFE Equity Index Fund ........................    883,540
                                                                ------------

               UNIT INVESTMENT TRUST (1.0%)
                  (Cost $141,867)
     1,414     Standard & Poors Depositary
                 Receipts .......................................    174,364
                                                                ------------

PRINCIPAL
AMOUNT
------
               U.S. GOVERNMENT OBLIGATIONS &
               AGENCY NOTES (26.2%)
               U.S. TREASURY NOTES (19.6%)
$    80,000    5.875% Due 7/31/99 ................................... 80,538
    630,000    6.500% Due 5/31/01 ...................................656,284
  1,005,000    6.125% Due 12/31/01 ................................1,045,823
     70,000    7.000% Due 7/15/06 ................................... 79,701
    775,000    6.125% Due 8/15/07 ...................................846,447
    370,000    5.625% Due 5/15/08 ...................................394,801
    200,000    4.750% Due 11/15/08 ..................................201,562
                                                                ------------
                                                                   3,305,156
                                                                ------------


PRINCIPAL
AMOUNT                        SECURITY                                VALUE
------                        --------                                -----

                TOMORROW MEDIUM-TERM RETIREMENT FUND (CONTINUED)

               U.S. TREASURY BOND (4.8%)
$   725,000    6.125% Due 11/15/27 ..................................$811,543
                                                                ------------

               U.S. TREASURY STRIP (0.0%)
     10,000    Due 5/15/17 ..........................................  3,634
                                                                ------------

               U.S. GOVERNMENT AGENCY (1.8%)
               Federal National Mortgage
    300,000    Association 5.750% 2/15/08 ...........................310,641
                                                                ------------

               TOTAL U.S. GOVERNMENT OBLIGATIONS
               & AGENCY NOTES
               (Cost $4,384,135) ................................. 4,430,974
                                                                ------------

               CORPORATE DEBENTURES (13.0%)
               FINANCE (9.8%)
    150,000    American General Finance Corp.
                       5.750% Due 11/1/03 ........................   150,405
    200,000    General Motors Acceptance Corp.
                       5.375% Due 9/30/02 ........................   198,920
    125,000    Liberty Mutual
                       7.500% Due 1/15/18 ........................   110,751
    140,000    Merrill Lynch & Co.
                       5.870% Due 11/15/01 .......................   141,376
    150,000    Merrill Lynch & Co.
                       5.750% Due 11/4/02 ........................   150,415
    200,000    Morgan Stanley Dean Witter
                       5.940% Due 2/28/00 ........................   201,450
    160,000    Newcourt Credit Group
                       7.125% Due 12/17/03 (A) ...................   159,000
    150,000    Salomon Smith Barney
                       7.300% Due 5/15/02 ........................   157,197
    100,000    Salomon Smith Barney
                       6.250% Due 1/15/05 ........................   100,861
    135,000    Standard Credit Card Master Trust
                       6.800% Due 4/7/99 .........................   135,421
    150,000    TransAmerica Financial Corp.
                       6.125% Due 11/1/01 ........................   150,846
                                                                ------------
                                                                   1,656,642
                                                                ------------

               INDUSTRIAL (1.8%)
    170,000    Dillards Inc.
                      6.310% Due 8/1/02 ..........................   170,352
    115,000    Time Warner Entertainment
                      8.375% Due 7/15/33 .........................   140,937
                                                                ------------
                                                                     311,289
                                                                ------------

               REAL ESTATE INVESTMENT TRUST (0.9%)
    160,000    Health Care Properties
                      6.875% Due 6/8/05 .........................    151,259
                                                                ------------

                        See Notes to Financial Statements



Page 12






TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 1998

PRINCIPAL
AMOUNT                        SECURITY                           VALUE
------                        --------                           -----

                TOMORROW MEDIUM-TERM RETIREMENT FUND (CONTINUED)


               UTILITIES (0.4%)
    $70,000    Sprint Capital Corp.
                     6.875% Due 11/18/28 ........................    $72,751
                                                                 -----------
               TOTAL CORPORATE DEBENTURES
                     (Cost $2,199,555) ..........................  2,191,941
                                                                 -----------

               ASSET BACKED SECURITY (1.0%)
                     (Cost $163,180)
    155,000    MBNA Master Credit Card Trust
                     6.450% Due 2/15/08 .........................    161,587
                                                                 -----------

               TOTAL INVESTMENTS (97.6%)
                     (Cost $14,566,918) ........................  16,490,025
                                                                 -----------

               OTHER ASSETS IN EXCESS
                 OF LIABILITIES (2.4%) .........................     402,916
                                                                 -----------
               TOTAL NET ASSETS (100.0%) ....................... $16,892,941
                                                                 ===========


         +        Non-income producing security.

         (A) SEC Rule 144A Security. Such security has limited markets and is traded among "qualified institutional buyers."


NUMBER
OF SHARES                     SECURITY                                   VALUE
---------                     --------                                   -----


                      TOMORROW SHORT-TERM RETIREMENT FUND


               COMMON STOCKS (34.1%)
               BASIC MATERIALS (1.1%)
        900    Aluminum Company of America ..........................$67,106
      1,100    Dow Chemical Co. .....................................100,031
      1,000    Omnicom Group Inc. ................................... 58,000
      3,450    Rohm & Haas Co. ......................................103,931
      1,900    Transocean Offshore .................................. 50,944
                                                                 -----------
                                                                     380,012
                                                                 -----------

               COMMERCIAL SERVICES (0.1%)
      1,800    Ryder Systems Inc. ................................... 46,800

               CONSUMER CYCLICALS (3.1%)
      1,150    Dillards International - Cl A ........................ 32,631
      3,800    Ford Motor Company ...................................223,013
      2,400    Gap Inc. .............................................135,000
      3,250    Lowe's Companies Inc. ................................166,359
      2,100    Premark International ................................ 72,713
      2,400    TJX Companies Inc. ................................... 69,600
      1,900    +Viad Corp. .......................................... 57,713
      3,400    Wal-Mart Stores Inc. .................................276,888
                                                                 -----------
                                                                   1,033,917
                                                                 -----------

NUMBER
OF SHARES                     SECURITY                                   VALUE
---------                     --------                                   -----

                TOMORROW SHORT-TERM RETIREMENT FUND (CONTINUED)

               CONSUMER NON-CYCLICALS (3.9%)
      2,300    Anheuser - Busch Companies Inc. ......................$150,938
      2,200    Avon Products Inc. ................................... 97,350
      2,000    Coca Cola Company ....................................133,750
        750    Coors (Adolph) ....................................... 42,328
      1,450    Corning Inc. ......................................... 65,250
      1,800    Dial Corp. ........................................... 51,863
      1,500    General Mills Inc. ...................................116,625
      1,700   +MediaOne Group Inc. .................................. 79,900
      3,200    Philip Morris Companies Inc. .........................171,200
      1,100    Proctor & Gamble Co. .................................100,444
      1,800    Quaker Oats ..........................................107,100
      3,900    Supervalu Inc. .......................................109,200
      1,900    Universal Foods Corp. ................................ 52,131
                                                                 -----------
                                                                   1,278,079
                                                                 -----------

               CONSUMER SERVICES (1.4%)
      6,600    Darden Restaurants Inc. ..............................118,800
        700    Eastman Kodak Co. .................................... 50,400
      1,500    Gannet Inc. .......................................... 96,750
      3,600    +King World Productions Inc. .........................105,975
      2,300    Marriott International, Inc. CI A .................... 66,700
        350    McDonald's Corp. ..................................... 26,819
                                                                 -----------
                                                                     465,444
                                                                 -----------

               ENERGY (2.3%)
      2,250    Apache Corp. ......................................... 56,953
      1,800    Baltimore Gas & Electric ............................. 55,350
      1,900    Chevron Corp. ........................................157,581
      2,100    Coastal Corp. ........................................ 73,369
      4,500    Exxon ................................................329,063
      2,100    Phillips Petroleum Co. ............................... 89,513
                                                                 -----------
                                                                     761,829
                                                                 -----------

               FINANCIAL (5.5%)
      3,400    Allstate Corp. .......................................131,325
        500    American General Corp. ............................... 39,000
      3,900    Amsouth Bancorporation ...............................177,938
      3,300    Bank of New York .....................................132,825
      2,400    Chase Manhattan Corp. ................................163,350
        750    Cigna Corp. .......................................... 57,984
      1,050    Comerica Inc. ........................................ 71,597
        900    First Union Corp. .................................... 54,731
      4,800    Fleet Financial Group Inc. ...........................214,500
      2,150    Federal National Mortgage
               Association ..........................................159,100
      2,475    Marsh & McLennan Companies ...........................144,633
      1,600    Morgan Stanley Dean Witter ...........................113,600
      2,100   +National City Corp. .................................151,200
      1,900    PNC Bank .............................................102,838
      1,350    Providian Financial Corp. ............................101,250
                                                                 -----------
                                                                   1,815,871
                                                                 -----------


                                                                         Page 13
                       See Notes to Financial Statements



TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 1998


NUMBER
OF SHARES                     SECURITY                                   VALUE
---------                     --------                                   -----

                TOMORROW SHORT-TERM RETIREMENT FUND (CONTINUED)



               HEALTH CARE (4.3%)
      4,800    Abbott Laboratories .................................$235,200
      1,000   +Amgen Inc. ...........................................104,562
      1,575    Bristol-Myers Squibb Co. .............................210,755
      3,750    Eli Lilly & Co. ......................................333,281
      2,700   +HCR Manor Care Inc. .................................. 79,313
      4,800    Schering-Plough Corp. ................................265,200
      2,700    Warner Lambert Corp. .................................203,006
                                                                 -----------
                                                                   1,431,317
                                                                 -----------

               INDUSTRIAL (2.5%)
      3,700    General Electric .....................................377,631
      1,800    Ingersoll Rand Co. ................................... 84,486
      2,600    Kimberly Clark Corp. .................................141,700
      1,050    +Lexmark Holdings Class A ............................105,525
      1,600    Tyco International ...................................120,700
                                                                 -----------
                                                                     830,042
                                                                 -----------

               TECHNOLOGY (6.4%)
      1,925    Computer Associates International Inc. ............... 82,053
      3,300   +Dell Computer Corp. ..................................241,519
      1,650    Honeywell Inc. .......................................124,266
      1,750    Intel Corp. ..........................................207,484
      1,150    International Business Machines
               Corp. ................................................212,463
        900   +Litton Industries .................................... 58,725
      1,000    Lucent Technologies ..................................110,000
      2,400   +Microsoft Corp. ......................................332,850
      1,800   +Oracle Systems ....................................... 77,625
      3,400   +Sun Microsystems Inc. ................................291,125
      2,000    Texas Instruments Inc. ...............................171,125
      2,100    Thomas & Betts Corp. ................................. 90,956
      1,200   +United Technologies ..................................130,500
                                                                 -----------
                                                                   2,130,691
                                                                 -----------

               TELECOMMUNICATION (2.5%)
      2,200    A T & T Corp. ........................................165,550
      2,400    Ameritech Corp. ......................................152,100
      5,400    Bell Atlantic Corp. ..................................286,200
      2,000    BellSouth Corp. ...................................... 99,750
      1,900    US West Inc. .........................................122,786
                                                                 -----------
                                                                     826,386
                                                                 -----------

               TRANSPORTATION (0.3%)
      1,800   +AMR Corp. ............................................106,875
                                                                 -----------

               UTILITY (0.7%)
      3,900    FPL Group Inc. .......................................240,336
                                                                 -----------

               TOTAL COMMON STOCK
                  (Cost $9,238,582) ............................. 11,347,599
                                                                 -----------


NUMBER
OF SHARES                     SECURITY                                   VALUE
---------                     --------                                   -----

                TOMORROW SHORT-TERM RETIREMENT FUND (CONTINUED)



               UNIT INVESTMENT TRUST (0.2%)
                    (Cost $60,295)
        572    Standard & Poor's Depository Receipt .................$70,535
                                                                 -----------

PRINCIPAL
AMOUNT
------
               U.S. GOVERNMENT OBLIGATIONS (27.8%)
               U.S. TREASURY NOTES (16.0%)
$   240,000    5.875% Due 7/31/99 ...................................241,613
    395,000    6.500% Due 5/31/01 ...................................411,479
    870,000    6.125% Due 12/31/01 ..................................905,339
  1,045,000    6.500% Due 10/15/06 ................................1,159,135
    150,000    6.125% Due 8/15/07 ...................................163,828
  1,585,000    5.625% Due 5/15/08 .................................1,691,243
    760,000    4.750% Due 11/15/08 ..................................765,936
                                                                 -----------
                                                                   5,338,573
                                                                 -----------

               U.S. TREASURY BOND (7.2%)
  2,000,000    6.125% Due 11/15/27 ................................2,238,740
    140,000    5.500% Due 8/15/28 ...................................146,541
                                                                 -----------
                                                                   2,385,281
                                                                 -----------

               U.S. TREASURY STRIP (0.7%)
    645,000    Due 5/15/17 ..........................................234,374

               U.S. GOVERNMENT AGENCY (3.9%)
    725,000    Federal Home Loan Mortgage Corp. 7.000% Due 3/15/08 ..756,719
    515,000    Federal National Mortgage Association 5.750%
                  Due 2/15/08 .....................................  533,267
                                                                 -----------
                                                                   1,289,986
                                                                 -----------

               TOTAL U.S. GOVERNMENT OBLIGATIONS
                  (Cost $9,128,863) ............................   9,248,214
                                                                 -----------

               CORPORATE DEBENTURES (32.7%)
               CONSUMER CYCLICALS (0.6%)
    200,000    Sears Roebuck Acceptance 6.680% Due 8/14/01 ..........205,132
                                                                 -----------

               CONSUMER NON-CYCLICALS (0.7%)
    230,000    McKesson Corp. 6.600% Due 3/1/00 .....................232,346
                                                                 -----------

               FINANCE (23.5%)
    120,000    Associates Corp. NA 6.375% Due 8/15/99 ...............120,763
    150,000    Associates Corp. NA 6.680% Due 9/17/99 ...............151,424
     70,000    Associates Corp. NA 7.520% Due 3/1/00 ................ 71,690




                       See Notes to Financial Statements


Page 14



TOMORROW FUNDS RETIREMENT TRUST

SCHEDULES OF INVESTMENTS AT DECEMBER 31, 1998

PRINCIPAL
AMOUNT                             SECURITY                            VALUE
------                             --------                            -----

                TOMORROW SHORT-TERM RETIREMENT FUND (CONTINUED)

$   400,000    Associates Corp. NA 6.500% Due 10/15/02 ..............$413,264
    235,000    Bear Stearns Companies Inc. 6.500% Due 7/5/00 ........237,390
    205,000    Beneficial Corp. 8.170% Due 11/9/99 ..................210,004
    160,000    Beneficial Corp. 6.250% Due 2/18/03 ..................162,800
    510,000    Commercial Credit 8.250% Due 11/1/01 .................546,944
    225,000    First Union Corp. 6.600% Due 6/15/00 .................228,499
    230,000    Ford Motor Credit 8.150% Due 3/16/99 .................231,295
    520,000    Ford Motor Credit 6.570% Due 3/19/01 .................532,548
     50,000    Ford Motor Credit 6.125% Due 1/9/06 .................. 51,302
    200,000    G.E. Capital Corp. 8.750% Due 5/21/07 ................244,148
    450,000    General Motors Acceptance Corp. 5.750% Due 11/10/03 ..453,492
    205,000    Liberty Mutual 7.500% Due 1/15/18 ....................181,631
    100,000    Liberty Property Ltd. 6.375% Due 1/15/03 ............. 95,045
    275,000    Merrill Lynch & Co. 6.620% Due 6/13/00 ...............279,458
    285,000    Merrill Lynch & Co. 5.870% Due 11/15/01 ..............287,802
    200,000    Morgan Stanley Capital I 1998-XL2 A2
               6.170% Due 10/15/08 ..................................200,906
    400,000    Morgan Stanley Dean Witter 6.090% Due 3/9/11 .........405,340
    480,000    Newcourt Credit Group 7.125% Due 12/17/03 (B) ........477,000
    550,000    Norwest Financial Inc. 5.375% Due 9/30/03 ............546,821
    215,000    Salomon Smith Barney Inc. 6.700% Due 7/5/00 ..........218,618
    860,000    Salomon Smith Barney Inc. 7.300% Due 5/15/02 .........901,263
    205,000    Salomon Smith Barney Inc. 6.250% Due 1/15/05 .........206,765
    230,000    Standard C.C. Master Trust 6.800% Due 4/7/99 .........230,718
    120,000    USL Capital Corp. 6.500% Due 12/1/03 .................124,915
                                                                   ---------
                                                                   7,811,845
                                                                   ---------


PRINCIPAL
AMOUNT                             SECURITY                            VALUE
------                             --------                            -----

                TOMORROW SHORT-TERM RETIREMENT FUND (CONTINUED)


               INDUSTRIAL (4.9%)
$   500,000    Dillards Inc. 6.310% Due 8/1/02 ......................$501,035
     90,000    dupont EI deNemours 8.750% Due 1/12/01 ................ 96,087
    520,000    IMC Global Inc. 7.625% Due 11/1/05 ....................532,345
    405,000    Time Warner Entertainment 8.375% Due 7/15/33 ..........496,344
                                                                   ----------
                                                                    1,625,811
                                                                   ----------

               REAL ESTATE INVESTMENT TRUST (2.1%)
     235,000   CarrAmerica Realty Corp.
                 6.625% Due 10/1/00 ...............................  234,415
     475,000   Health Care Properties
                 6.875% Due 6/8/05 ...............................   449,051
                                                                   ----------
                                                                     683,466
                                                                   ----------

               UTILITY (0.9%)
     300,000   Sprint Capital Corp.
                 6.875% Due 11/15/28 ..............................  311,789
                                                                 -----------

               TOTAL CORPORATE DEBENTURES
                 (Cost $10,810,981) ............................. 10,870,389
                                                                 -----------

               ASSET BACKED SECURITY (1.5%)
                 (Cost $505,331)
    480,000    MBNA Master Credit Card Trust 6.450% Due 2/15/08 .....500,400
                                                                 -----------

               EURODOLLAR DEPOSIT (3.6%)
                 (Cost $1,210,000)
  1,210,000    SBC Warburg Inc. 4.250% Due 1/14/99 ................1,210,000
                                                                 -----------

               TOTAL INVESTMENTS (99.9%)
                 (Cost $30,954,052) ..............................33,247,137

               OTHER ASSETS IN EXCESS
                 OF LIABILITIES (0.01%) ..........................    17,593
                                                                 -----------
               TOTAL NET ASSETS (100.0%) ....................... $33,264,730
                                                                 ===========


     +      Non-income producing security.
     (B)    SEC Rule 144A Security. Such security has limited markets and is traded among "qualified institutional buyers."

TOMORROW FUNDS RETIREMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES AT DECEMBER 31, 1998


                                                  LONG-           MEDIUM-          SHORT-
                                                  TERM             TERM            TERM
                                                RETIREMENT      RETIREMENT      RETIREMENT
                                                ----------      ----------      ----------
ASSETS
Investments at value #                        $  8,923,826    $ 16,490,025    $ 33,247,137
Cash                                                     0         317,354             896
Receivable for Fund shares sold                     13,551          88,347          17,034
Receivable from Adviser                              1,248               0               0
Dividends and interest receivable                   27,372          85,234         258,860
Deferred organizational costs and
prepaid expenses                                    20,011          20,492          20,515
                                              ------------    ------------    ------------
                                                 8,986,008      17,001,452      33,544,442
                                              ------------    ------------    ------------
LIABILITIES
Payable to custodian bank                           89,312               0               0
Payable for Management Fees (Note 5)                     0           7,989          20,766
Administration fee payable                               0               0           2,567
Payable for investment securities purchased          5,576          27,882         167,291
Payable for Fund shares redeemed                    22,205          38,818          46,235
Accrued distribution fees payable
(Adviser Shares)                                     3,018           6,269           7,828
Accrued service fees payable
(Institutional Shares)                                 292             530           2,739
Other accrued expenses                              27,793          27,023          32,286
                                              ------------    ------------    ------------
                                                   148,196         108,511         279,712
                                              ------------    ------------    ------------
NET ASSETS                                    $  8,837,812    $ 16,892,941    $ 33,264,730
                                              ============    ============    ============

NET ASSETS REPRESENTED BY:
Shares of beneficial interest (par $0.001).   $        968    $      1,752    $      3,165
Paid-in surplus                                  7,598,871      14,846,471      30,867,015
Accumulated undistributed net
investment income                                   17,323          44,740          50,960
Undistributed realized gains on
investments                                         27,549          76,871          50,506
Net unrealized appreciation on investments.      1,193,101       1,923,107       2,293,084
                                              ------------    ------------    ------------
NET ASSETS                                    $  8,837,812    $ 16,892,941    $ 33,264,730
                                              ============    ============    ============

NET ASSET VALUE AND REDEMPTION PRICE
PER SHARE:
ADVISER SHARES:
Net Assets                                    $  7,150,419    $ 14,616,934    $ 17,156,943
Shares of beneficial interest issued and
outstanding                                        785,494       1,510,339       1,636,190
                                              ------------    ------------    ------------
Net asset value per share                     $       9.10    $       9.68    $      10.49
                                              ============    ============    ============

INSTITUTIONAL SHARES:
Net Assets                                    $  1,687,393    $  2,276,007    $ 16,107,787
Shares of beneficial interest issued and
outstanding                                        182,721         241,419       1,528,721
                                              ------------    ------------    ------------
Net asset value per share                     $       9.23    $       9.43    $      10.54
                                              ============    ============    ============

# Investments at cost                            7,730,725      14,566,918      30,954,052

UNREALIZED APPRECIATION/(DEPRECIATION): *
Gross appreciation                               1,428,354       2,192,931       2,527,845
Gross depreciation                                (235,253)       (269,824)       (234,761)
                                              ------------    ------------    ------------
NET UNREALIZED APPRECIATION                      1,193,101       1,923,107       2,293,084
                                              ============    ============    ============



* Based on cost of securities for book purposes which does not differ significantly from Federal income tax cost.



                       See Notes to Financial Statements
Page 16

TOMORROW FUNDS RETIREMENT TRUST

Statements of Operations for the Year Ended December 31, 1998



                                                  LONG-TERM      MEDIUM-TERM    SHORT-TERM
                                                  RETIREMENT     RETIREMENT     RETIREMENT
                                                  ----------     ----------     ----------
INVESTMENT INCOME:
Dividends                                        $    96,318    $   165,326    $   146,009
Interest                                             121,608        400,530      1,191,160
Other                                                      0             34              0
                                                 -----------    -----------    -----------
                                                     217,926        565,890      1,337,169
                                                 -----------    -----------    -----------
EXPENSES:
Investment advisory fees - (Note 5)                   56,079        116,439        210,990
Fund accounting fees                                  38,935         41,416         41,826
Registration fees and expenses                        11,702         10,737         18,253
Professional fees                                     29,641         26,395         26,679
Transfer agent fees and expenses
(Adviser Shares)                                      23,999         23,999         23,999
Transfer agent fees and expenses
(Institutional Shares)                                23,999         23,999         23,999
Distribution fees (Adviser Shares) - (Note 5)         30,310         67,738         79,212
Custodian fees and expenses - (Note 7)                 9,669          9,014         13,438
Amortization of organization expenses                  9,494          9,479          9,479
Shareholders' reports                                  4,037          3,008          2,864
Trustees' fees and expenses                            7,501          7,669          7,197
Administration fees - (Note 5)                         6,729         13,973         25,319
Service fees (Institutional Shares) - (Note 5)           298            514         24,882
Other expenses                                         2,579          3,388          3,272
                                                 -----------    -----------    -----------
TOTAL EXPENSES                                       254,972        357,768        511,409
Less fees waived by Adviser and
Administrator - (Note 5)                             (62,808)       (68,362)       (49,975)
Less expenses reimbursed
by Adviser - (Note 5)                                (60,012)       (21,233)          (298)
Less expenses paid indirectly - (Note 7)              (8,083)        (5,878)        (5,573)
                                                 -----------    -----------    -----------
NET EXPENSES                                         124,069        262,295        455,563
                                                 -----------    -----------    -----------
NET INVESTMENT INCOME                                 93,857        303,595        881,606
                                                 -----------    -----------    -----------

REALIZED AND UNREALIZED GAIN ON
INVESTMENTS
Net realized gain on investments
and futures                                           75,545        764,785        675,315
Net change in unrealized appreciation on
Investments                                          874,375      1,147,490      1,647,460
                                                 -----------    -----------    -----------

NET GAIN ON INVESTMENTS                              949,920      1,912,275      2,322,775
                                                 -----------    -----------    -----------

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                  $ 1,043,777    $ 2,215,870    $ 3,204,381
                                                 ===========    ===========    ===========




                       See Notes to Financial Statements

TOMORROW FUNDS RETIREMENT TRUST

STATEMENTS OF CHANGES IN NET ASSETS



                                                  LONG-TERM                      MEDIUM-TERM                  SHORT-TERM
                                                  RETIREMENT                     RETIREMENT                   RETIREMENT
------------------------------------------------------------------------------------------------------------------------------------
YEARS ENDED DECEMBER 31, 1998 AND 1997
                                             1998           1997          1998             1997            1998            1997
                                             ----           ----          ----             ----            ----            ----

OPERATIONS:
Net investment income ...............   $    93,857    $    45,573    $    303,595    $    185,259    $    881,606    $    307,633
Net realized gain on
investments and futures .............        75,545        374,798         764,785         878,691         675,315       1,287,442
Net change in unrealized appreciation
on investments and futures ..........       874,375        286,101       1,147,490         704,152       1,647,460         565,729
                                        -----------    -----------    ------------    ------------    ------------    ------------
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS ...........     1,043,777        706,472       2,215,870       1,768,102       3,204,381       2,160,804
                                        -----------    -----------    ------------    ------------    ------------    ------------

DIVIDENDS TO SHAREHOLDERS
FROM NET INVESTMENT INCOME:
Adviser Shares ......................       (54,368)       (37,625)       (212,159)       (161,291)       (403,730)       (254,014)
Institutional Shares ................       (16,152)       (12,531)        (40,769)        (26,581)       (438,476)        (39,448)
                                        -----------    -----------    ------------    ------------    ------------    ------------
TOTAL DIVIDENDS TO
SHAREHOLDERS FROM NET
INVESTMENT INCOME ...................       (70,520)       (50,156)       (252,928)       (187,872)       (842,206)       (293,462)
                                        -----------    -----------    ------------    ------------    ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
FROM NET REALIZED GAINS:
Adviser Shares ......................       (38,834)      (296,298)       (594,045)       (769,235)       (341,618)     (1,104,962)
Institutional Shares ................        (8,974)       (78,947)        (95,128)       (108,096)       (321,549)       (142,997)
                                        -----------    -----------    ------------    ------------    ------------    ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS
FROM NET REALIZED GAINS .............       (47,808)      (375,245)       (689,173)       (877,331)       (663,167)     (1,247,959)
                                        -----------    -----------    ------------    ------------    ------------    ------------

TRANSACTIONS IN SHARES OF
BENEFICIAL INTEREST:
Received on issuance:
Shares sold .........................     5,150,936      5,046,755       5,725,284      10,697,459      24,857,758      13,042,308
Shares issued in reinvestment
of dividends and distributions ......       118,328        425,402         942,101       1,065,203       1,505,372       1,541,421
Shares redeemed .....................    (2,639,065)    (1,730,955)     (4,700,383)     (2,494,576)    (10,406,723)     (4,356,467)
                                        -----------    -----------    ------------    ------------    ------------    ------------
NET INCREASE FROM
CAPITAL SHARE TRANSACTIONS ..........     2,630,199      3,741,202       1,967,002       9,268,086      15,956,407      10,227,262
                                        -----------    -----------    ------------    ------------    ------------    ------------

TOTAL INCREASE IN NET ASSETS ........     3,555,648      4,022,273       3,240,771       9,970,985      17,655,415      10,846,645

NET ASSETS:
Beginning of year ...................     5,282,164      1,259,891      13,652,170       3,681,185      15,609,315       4,762,670
                                        -----------    -----------    ------------    ------------    ------------    ------------
End of year + .......................   $ 8,837,812    $ 5,282,164    $ 16,892,941    $ 13,652,170    $ 33,264,730    $ 15,609,315
                                        ===========    ===========    ============    ============    ============    ============

+Includes undistributed/
(overdistributed) net
investment income ...................   $    17,323    ($    5,974)   $     44,740    ($     5,906)   $     50,960    $     12,383
                                        ===========    ===========    ============    ============    ============    ============





                       See Notes to Financial Statements
Page 18

TOMORROW FUNDS RETIREMENT TRUST

NOTES TO FINANCIAL STATEMENTS

1. GENERAL

    The Tomorrow Long-Term Retirement Fund ("Long-Term Fund"), Tomorrow Medium-Term Retirement Fund ("Medium-Term Fund") and Tomorrow Short-Term Retirement Fund ("Short-Term Fund"), are separate funds of the Tomorrow Funds Retirement Trust (the "Trust"). The Trust is a Delaware business trust registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end investment company. All of the funds are diversified. The accompanying financial statements and notes relate to the Long-Term Fund, Medium-Term Fund and Short-Term Fund (collectively the "Funds").

    The Trust offers two classes of shares: Adviser Class Shares and Institutional Class Shares. Adviser Shares and Institutional Shares are substantially the same except that Adviser Shares bear the fees payable under a plan adopted by the Trust's Board of Trustees pursuant to Rule 12b-1 under the Act (the "Distribution Plan") at an annual rate of up to 0.50% of the average daily net assets attributable to the Adviser Shares; Institutional Shares bear the fees that are payable under a Service Plan (the "Service Plan") at an annual rate of up to 0.25% of the average daily net assets attributable to the Institutional Shares. In addition to fees paid pursuant to the Distribution Plan and Service Plan, each class also bears the expense associated with transfer agent fees.

    Investment income, expenses (other than expenses incurred under the Distribution Plan, the Service Plan and transfer agent fees and expenses), and realized and unrealized gains and losses on investments of a Fund are allocated to the separate classes of shares based upon their relative net asset value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

    The Funds first commenced offering Adviser Shares on March 7, 1996 and Institutional Shares on April 2, 1996.

2. SIGNIFICANT ACCOUNTING POLICIES

PORTFOLIO VALUATION
-------------------

    COMMON STOCK - Securities listed or admitted to trading on a national securities exchange, including options, are valued at the last sale price on such exchange as of the close of regular trading on the New York Stock Exchange ("NYSE") on each day that the Funds calculate their net asset values. Unlisted securities and listed securities for which there are no sales reported on the valuation date are valued at the mean between the most recent bid and ask prices.

    BONDS - Bonds and other fixed income securities (other than short-term obligations but including listed issues) in the Funds' portfolios are valued by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices, exchange or over-the-counter prices, when such valuations are believed to reflect the market value of such securities.

TOMORROW FUNDS RETIREMENT TRUST

MONEY MARKET SECURITIES - Investments in money market and other short-term (60 days or less) securities are valued at amortized cost, which has been determined by the Trust's Board of Trustees to represent the fair value of such securities.

    FOREIGN SECURITIES - Securities listed or admitted to trading on an international securities exchange, including options, are valued at the last sale price, at the close of the primary international exchange on the day that the Fund's calculate their net asset values. Unlisted foreign securities and listed foreign securities for which there are no sales reported on the valuation date are valued at the mean between the most recent bid and asked prices.

    FUTURES - A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt or payment is known as a "variation margin" and is recorded by each Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund is also required to fully collateralize futures contracts purchased. The Fund only enters into futures contracts which are traded on exchanges.

    Certain risks result from investing in foreign securities in addition to the usual risk inherent in domestic investments. Such risks include future political, economical and currency exchange developments including restrictions and changes in foreign law.

SECURITY TRANSACTIONS AND INVESTMENT INCOME
    Security transactions are recorded on a trade date basis. Realized gains and losses from security transactions are recorded utilizing the specific identification method. Interest income is recognized on an accrual basis and dividend income is recognized on ex-dividend date. Discounts on fixed income securities are accreted to interest income over the life of the security or until an applicable call date if sooner, with a corresponding increase in cost basis.

    During the year ended December 31, 1998, none of the Funds in the Trust entered into the following transactions: options, forward currency contracts or foreign currency transactions.

FEDERAL INCOME TAXES
    Each Funds' policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Accordingly, no federal tax or excise tax provisions are required.

    The federal income tax basis of investments approximates cost.

DISTRIBUTIONS TO SHAREHOLDERS
    DIVIDENDS FROM NET INVESTMENT INCOME - Dividends from net investment income are declared and paid annually when available and are recorded on the ex-dividend date.

TOMORROW FUNDS RETIREMENT TRUST

    DISTRIBUTIONS FROM NET REALIZED GAINS - Distributions from net realized gains are declared and paid by December 31 of the year in which they are earned. However, to the extent that the net realized gains of a Fund can be offset by capital loss carryovers of that Fund, such gains will not be distributed.

    The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or net distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

USE OF ESTIMATES
    Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

3. ORGANIZATIONAL EXPENSES
    Weiss, Peck & Greer, L.L.C. ("WPG"), the Funds' Investment Adviser, paid the organizational expenses of the Funds approximating $141,000 ($47,000 each for the Long-Term, Medium-Term and Short-Term Funds). The Funds will reimburse WPG for these expenses which have been deferred and are being amortized by the Funds on a straight line method over a period of five years from the commencement of operations.

4. EXPENSES
    The Trust accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund are charged to that Fund while general Trust expenses are allocated among the Trust's respective Funds.

5. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
    The Trust, with respect to each Fund, has entered into an Investment Advisory Agreement with WPG which entitles WPG to receive a fee, which is accrued daily and paid monthly, at an annual rate of 0.75% of each Funds' average daily net assets. For the year ended December 31, 1998, WPG voluntarily agreed not to impose its advisory fee applicable to the Long-Term Fund, and waived $54,389 and $24,656 from the Medium-Term Fund and Short-Term Fund, respectively.

TOMORROW FUNDS RETIREMENT TRUST

    WPG has agreed to voluntarily limit each Funds' total operating expenses, (excluding taxes, brokerage commissions, interest, dividends paid on securities sold short, service fees of Institutional Class Shares and extraordinary legal fees and expenses) to 1.75% of the average daily net assets for the Adviser Class Shares and 1.25% of the average daily net assets for the Institutional class shares. WPG will reduce its advisory fee (but not below $0) when the total operating expenses exceed these limits.

    The Trust has entered into an Administration Agreement with WPG. For its administrative services, WPG is entitled to receive a fee, which is accrued daily and paid monthly, at an annual rate of 0.09% of each Funds' average daily net assets. WPG voluntarily agreed to waive its administration services fee applicable to the Funds for the year ended December 31, 1998.

    The Trust with respect to the Adviser Class of each Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the Act. Under the Distribution Plan, each Fund pays distribution and service fees at an aggregate annual rate of up to 0.50% of the daily average net assets attributable to the Adviser Class Shares. Up to 0.25% of this fee is for service fees and is intended to be compensation for personnel services and/or account maintenance services. The remaining amount is for distribution fees and is intended to compensate WPG for its services and expenses associated with serving as principal underwriter of the Adviser Class. These payments are borne solely by the Adviser Class Shares. For the year ended December 31, 1998, payments pursuant to the Distribution Plan from the Long-Term Fund, Medium-Term Fund and Short-Term Fund amounted to $30,310, $67,738, and $79,212, respectively. Of these amounts, WPG earned $13,649, $30,834 and $38,856, respectively.

    The Trust with respect to the Institutional Class of each Fund has also adopted a Service Plan (the "Institutional Service Plan") pursuant to which each Fund has agreed to pay fiduciaries of retirement plans investing in the Funds a fee for various services and/or account maintenance services relating to the Institutional Class Shares. The Institutional Service Plan fee is accrued daily and paid monthly at an annual rate of up to 0.25% of the average daily net asset value attributable to the Institutional Class Shares of each Fund, and is borne solely by the Institutional Class Shares.

6. SECURITIES TRANSACTIONS

    Sale proceeds, cost of securities purchased, (other than short term investments and options written), total commissions and commissions received by WPG on such transactions for the year ended December 31, 1998 were as follows:

                            PROCEEDS        COST OF                COMMISSIONS
                          OF SECURITIES    SECURITIES     TOTAL     RECEIVED
                             SOLD           PURCHASED   COMMISSIONS   BY WPG
                             ----           ---------   -----------   ------
Long-Term Fund ..........  $4,043,764      $6,646,695     $5,305      $5,099
Medium-Term Fund ........  23,170,254      24,750,604      7,031       6,944
Short-Term Fund .........  66,752,646      81,759,332     13,180      13,065

TOMORROW FUNDS RETIREMENT TRUST

7. CUSTODIAN FEES

         Each Fund has entered into an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds' custodian fee and related offset for the year ended December 31, 1998 were as follows:

                        CUSTODIAN FEE     OFFSET CREDIT
                        -------------     -------------
Long-term Fund             $9,669            $8,083
Medium-Term Fund           9,014              5,878
Short-Term Fund            13,438             5,573

    The Funds could have invested its cash balances elsewhere if it had not agreed to a reduction in fees under the expense offset agreement with its custodian.

8. CAPITAL SHARE TRANSACTIONS
    Transactions in shares of the Funds for the years ended December 31, 1998 and 1997 are summarized below:

LONG-TERM FUND

                                     1998                       1997
                              SHARES       AMOUNT        SHARES        AMOUNT
                              ------       ------        ------        ------
ADVISER CLASS SHARES
Sold .....................    499,807    $ 4,212,181     517,001    $ 4,000,125
Reinvested from dividends
and distributions ........     10,519         93,202      41,845        333,924
Redeemed .................   (250,398)    (2,085,866)   (173,325)    (1,350,497)
                             --------    -----------    --------    -----------
Net increase .............    259,928    $ 2,219,517     385,521    $ 2,983,552
                             --------    -----------    --------    -----------


INSTITUTIONAL CLASS SHARES
Sold .....................    110,457    $   938,755     130,869    $ 1,046,630
Reinvested from dividends
and distributions ........      2,795         25,126      11,350         91,478
Redeemed .................    (65,357)      (553,199)    (47,406)      (380,458)
                             --------    -----------    --------    -----------
Net increase .............     47,895    $   410,682      94,813    $   757,650
                             --------    -----------    --------    -----------

Net increase in Fund .....    307,823    $ 2,630,199     480,334    $ 3,741,202
                             --------    -----------    --------    -----------

TOMORROW FUNDS RETIREMENT TRUST


MEDIUM-TERM FUND
                                      1998                         1997
                              SHARES       AMOUNT         SHARES        AMOUNT
                              ------       ------         ------        ------
Adviser Class Shares
Sold .....................    487,640    $ 4,563,226     1,067,650    $ 9,105,586
Reinvested from dividends
and distributions ........     84,863        806,203       105,144        930,526
Redeemed .................   (415,935)    (3,903,770)     (242,410)    (2,140,638)
                             --------    -----------    ----------    -----------
Net increase .............    156,568    $ 1,465,659       930,384    $ 7,895,474
                             --------    -----------    ----------    -----------

Institutional Class Shares
Sold .....................    121,042    $ 1,162,058       184,045    $ 1,591,873
Reinvested from dividends
and distributions ........     14,692        135,897        15,624        134,677
Redeemed .................    (87,303)      (796,612)      (40,414)      (353,938)
                             --------    -----------    ----------    -----------
Net increase .............     48,431    $   501,343       159,255    $ 1,372,612
                             --------    -----------    ----------    -----------

Net increase in Fund .....    204,999    $ 1,967,002     1,089,639    $ 9,268,086
                             --------    -----------    ----------    -----------




SHORT-TERM FUND

                                        1998                            1997
                               SHARES         AMOUNT         SHARES         AMOUNT
                               ------         ------         ------         ------
Adviser Class Shares
Sold .....................      823,411    $  8,407,160     1,186,636    $ 11,350,629
Reinvested from dividends
and distributions ........       71,806         745,348       139,097       1,358,976
Redeemed .................     (668,780)     (6,895,655)     (402,581)     (4,019,735)
                             ----------    ------------    ----------    ------------
Net increase .............      226,437    $  2,256,853       923,152    $  8,689,870
                             ----------    ------------    ----------    ------------

Institutional Class Shares
Sold .....................    1,607,353    $ 16,450,598       167,729    $  1,691,679
Reinvested from dividends
and distributions ........       72,869         760,024        18,598         182,445
Redeemed .................     (337,168)     (3,511,068)      (33,676)       (336,732)
                             ----------    ------------    ----------    ------------
Net increase .............    1,343,054    $ 13,699,554       152,651    $  1,537,392
                             ----------    ------------    ----------    ------------

Net increase in Fund .....    1,569,491    $ 15,956,407     1,075,803    $ 10,227,262
                             ----------    ------------    ----------    ------------

TOMORROW FUNDS RETIREMENT TRUST

9. RECLASSIFICATION OF CAPITAL ACCOUNTS
    In accordance with the adoption of Statement of Position 93-2 "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies", reclassifications were made to the Funds' capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change. At December 31, 1998, the amounts reclassified were as follows:

                               UNDISTRIBUTED     UNDISTRIBUTED    ADDITIONAL
                               NET INVESTMET     NET REALIZED     PAID-IN
                                  INCOME            GAINS         SURPLUS
                                  ------            -----         -------
         Long-Term Fund .........   ($40)            $29            $11
         Medium-Term Fund .......    (21)             21              0
         Short-Term Fund ........   (823)            920            (97)


10. FEDERAL INCOME TAX STATUS OF DIVIDENDS (UNAUDITED)
    Long-term capital gain distributions paid to shareholders by the Funds during the year ended December 31, 1998, whether taken in shares or cash were as follows: Long-Term Fund $47,808, Medium-Term Fund $475,857 and Short-Term Fund $301,439.

TOMORROW FUNDS RETIREMENT TRUST
FINANCIAL HIGHLIGHTS


$ PER SHARE
                                                        NET
                                        NET           REALIZED  TOTAL DIVIDENDS  DISTR-
                                       ASSET             AND    INCOME   FROM    BUTIONS
                                      VALUE AT    NET  UNREAL-   FROM    NET     FROM NET  TOTAL
                                     BEGINNING  INVEST- IZED    INVEST- INVEST-  REALIZED  DISTR-
                                     OF PERIOD   MENT  GAINS     MENT    MENT     GAINS    BUTIONS
                                                INCOME  ON     OPERA-   INCOME
                                                       SECUR-   TIONS
                                                       ITIES
-------------------------------------------------------------------------------------------------
LONG-TERM RETIREMENT
ADVISER SHARES
For the period March 7, 1996*
         through December 31, 1996   $   6.50$   0.04$   0.55$   0.59 ($ 0.06)($  0.05)($  0.11)
For the year ended
         December 31, 1997               6.98    0.09    1.62    1.71   (0.08)   (0.63)   (0.71)
For the year ended
         December 31, 1998               7.98    0.10    1.14    1.24   (0.07)   (0.05)   (0.12)

Institutional Shares
For the period April 2, 1996*
         through December 31, 1996       6.51    0.04    0.55    0.59    0.00    (0.05)   (0.05)
For the year ended
         December 31, 1997               7.05    0.06    1.69    1.75   (0.10)   (0.63)   (0.73)
For the year ended
         December 31, 1998               8.07    0.13    1.17    1.30   (0.09)   (0.05)   (0.14)

MEDIUM-TERM RETIREMENT
ADVISER SHARES
For the period March 7, 1996*
         through December 31, 1996       7.50    0.04    0.63    0.67   (0.03)   (0.07)   (0.10)
For the year ended
         December 31, 1997               8.07    0.13    1.40    1.53   (0.13)   (0.62)   (0.75)
For the year ended
         December 31, 1998               8.85    0.18    1.22    1.40   (0.15)   (0.42)   (0.57)

Institutional Shares
For the period April 2, 1996*
         through December 31, 1996       7.53    0.10    0.55    0.65   (0.25)   (0.07)   (0.32)
For the year ended
         December 31, 1997               7.86    0.24    1.29    1.53   (0.15)   (0.61)   (0.76)
For the year ended
         December 31, 1998               8.63    0.22    1.18    1.40   (0.18)   (0.42)   (0.60)

SHORT-TERM RETIREMENT
ADVISER SHARES
For the period March 7, 1996*
         through December 31, 1996       8.50    0.06    0.72    0.78   (0.06)   (0.06)   (0.12)
For the year ended
         December 31, 1997               9.16    0.22    1.47    1.69   (0.20)   (0.87)   (1.07)
For the year ended
         December 31, 1998               9.78    0.30    0.89    1.19   (0.26)   (0.22)   (0.48)

Institutional Shares
For the period March 7, 1996*
         through December 31, 1996       8.51    0.00    0.70    0.70    0.00     0.00     0.00
For the year ended
         December 31, 1997               9.21    0.17    1.55    1.72   (0.24)   (0.87)   (1.11)
For the year ended
         December 31, 1998               9.82    0.34    0.90    1.24   (0.30)   (0.22)   (0.52)
                                                                                                       RATIOS
                                                                                                  RATIO INFORMATION
                                                                                                  ASSUMING NO FEE WAIVERS,
                                                                                                  REIMBURSEMENTS OR
                                                                            RATIO OF               CUSTODY FEE
                                                                            NET                    EARNINGS CREDIT RECEIVED
                                     NET                  NET    RATIO OF    INVESTMENT                      RATIO OR
                                    ASSET                ASSETS  EXPENSES   INCOME TO            RATIO OF   NET INVEST-
                                   VALUE AT              END OF  TO AVERAGE AVERAGE  PORTFOLIO EXPENSES    MENT INCOME
                                   END OF      TOTAL    PERIOD   NET        NET      TURNOVER  TO AVERAGE  TO AVERAGE
                                   PERIOD      RETURN   (000'S)  ASSETS     ASSETS    RATE     NET ASSETS  NET ASSETS
---------------------------------------------------------------------------------------------------------------------------




LONG-TERM RETIREMENT
ADVISER SHARES
For the period March 7, 1996*
         through December 31, 1996   $    6.98    9.08%    978      1.75%+   1.63%+    25.09%   45.36%+  -41.98%+
For the year ended
         December 31, 1997                7.98   24.50   4,194      1.75     1.30      66.64     5.61      -2.56
For the year ended
         December 31, 1998                9.10   15.58   7,150      1.75     1.17      60.96     3.25      -0.33

Institutional Shares
For the period April 2, 1996*
         through December 31, 1996        7.05    9.03     282      1.50+    1.97+     25.09    40.49+    -37.02+
For the year ended
         December 31, 1997                8.07   24.84   1,088      1.45     1.67      66.64     7.52      -4.40
For the year ended
         December 31, 1998                9.23   16.16   1,687      1.27     1.64      60.96     4.09      -1.18

MEDIUM-TERM RETIREMENT
ADVISER SHARES
For the period March 7, 1996*
         through December 31, 1996        8.07    8.89   3,416      1.75+    1.73+     22.56    15.88+    -12.40+
For the year ended
         December 31, 1997                8.85   18.96  11,987      1.75     1.80      90.67     2.92       0.63
For the year ended
         December 31, 1998                9.68   15.94  14,617      1.75     1.89     155.74     2.23       1.41

Institutional Shares
For the period April 2, 1996*
         through December 31, 1996        7.86    8.54     265      1.50+    1.96+     22.56    20.86+    -17.40+
For the year ended
         December 31, 1997                8.63   19.48   1,165      1.39     2.33      90.67     4.41      -0.69
For the year ended
         December 31, 1998                9.43   16.36   2,276      1.28     2.38     155.74     2.79       0.87

SHORT-TERM RETIREMENT
ADVISER SHARES
For the period March 7, 1996*
         through December 31, 1996        9.16    8.54   4,459      1.75+    2.08+     14.16    15.68+    -11.85+
For the year ended
         December 31, 1997                9.78   18.46  13,786      1.75     2.41     145.44     2.65       1.51
For the year ended
         December 31, 1998               10.49   12.22  17,157      1.75     3.00     263.77     1.96       2.79

Institutional Shares
For the period March 7, 1996*
         through December 31, 1996        9.21    8.23     304      1.50+    2.31+     14.16    19.10+    -15.29+
For the year ended
         December 31, 1997                9.82   18.69   1,823      1.44     2.87     145.44     4.01       0.30
For the year ended
         December 31, 1998               10.54   12.68  16,108      1.45     3.31     263.77     1.64       3.12


+  Annualized
*  Commencement of operations.

                          INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Trustees of:

     TOMORROW LONG-TERM RETIREMENT FUND
     TOMORROW MEDIUM-TERM RETIREMENT FUND
     TOMORROW SHORT-TERM RETIREMENT FUND

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of Tomorrow Long-Term Retirement Fund, Tomorrow Medium-Term Retirement Fund and Tomorrow Short-Term Retirement Fund as of December 31, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the two-year period then ended and the period from March 7, 1996 (commencement of operations) to December 31, 1996. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian and the performance of other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tomorrow Long-Term Retirement Fund, Tomorrow Medium-Term Retirement Fund and Tomorrow Short-Term Retirement Fund as of December 31, 1998, the results of their operations for the year then ended and the changes in their net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the two-year period then ended and the period from March 7, 1996 to December 31, 1996 , in conformity with generally accepted accounting principles.


                                                                        KPMG LLP
New York, New York
January 19, 1999

                                 TOMORROW FUNDS
                                RETIREMENT TRUST

                         A Lifecycle Retirement Program
                  -------------------------------------------



                     ONE NEW YORK PLAZA, NEW YORK, NY 10004
                                 (800) 223-3332


INDEPENDENT TRUSTEES AND MEMBERS        INVESTMENT ADVISER
OF AUDIT COMMITTEE                      Weiss, Peck & Greer, L.L.C.
Raymond R. Herrmann, Jr.                One New York Plaza
Lawrence J. Israel                      New York, NY  10004
Graham E. Jones
                                        CUSTODIAN
                                        Boston Safe Deposit and Trust Company
OFFICERS                                One Exchange Place
                                        Boston, MA  02109
ROGER J. WEISS
  Chairman of the Board,                DIVIDEND DISBURSING AND
   President and Trustee                TRANSFER AGENT
                                        First Data Investor Services Group, Inc.
JAY C. NADEL                            P.O. Box 60448
  Executive Vice President              King of Prussia, PA  19406-0448
     and Secretary
                                        LEGAL COUNSEL
FRANCIS H. POWERS                       Hale and Dorr
  Executive Vice President              60 State Street
     and Treasurer                      Boston, MA  02109
DANIEL CARDELL
  Vice President                        INDEPENDENT AUDITORS
                                        KPMG LLP
JOSEPH J. REARDON                       345 Park Avenue
  Vice President                        New York, NY  10154

DANIEL S. VANDIVORT
  Vice President

INVESTMENT ADVISER
Weiss, Peck & Greer, L.L.C.
One New York Plaza
New York, NY  10004

CUSTODIAN
Boston Safe Deposit and Trust Company
One Exchange Place
Boston, MA  02109

DIVIDEND DISBURSING AND
TRANSFER AGENT
First Data Investor Services Group, Inc.
P.O. Box 60448
King of Prussia, PA  19406-0448

LEGAL COUNSEL
Hale and Dorr
60 State Street
Boston, MA  02109

INDEPENDENT AUDITORS
KPMG LLP
345 Park Avenue
New York, NY  10154






This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of sale or solicitation of an offer to buy shares of the Tomorrow Funds Retirement Trust. Such offering is made only by prospectus, which includes details as to offering and other material information.